Share-based awards (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share Option Activity	The following table summarizes option activity for the nine months ended September 30, 2020:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	656,107	$87.80	$26.60	4.76
Granted	107,737	$159.83	$42.43
Exercised	(181,144)	$68.10	$20.95
Canceled/expired	(11,644)	$84.27	$25.56

Outstanding at September 30, 2020	571,056	$107.71	$31.40	5.06

Exercisable at September 30, 2020	237,118	$82.42	$24.65	3.79

Schedule of Movement in Non-vested Share Options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2020:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2019	358,030	$103.68	$31.28

Granted	107,737	$159.83	$42.43
Vested	(124,605)	$92.25	$27.51
Forfeited	(7,224)	$122.18	$35.25

Non-vested outstanding at September 30, 2020	333,938	$125.66	$36.20

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2020	September 30, 2019
Weighted average grant date fair value	$42.43	$43.43
Assumptions:
Expected volatility	30%	30%
Dividend yield	—%	—%
Risk-free interest rate	0.57%	2.55%
Expected life	5 years	5 years

Schedule of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the nine months ended September 30, 2020:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	175,989	$110.79	1.04	389,900	$119.07	1.43

Granted	57,184	$165.30		126,998	$165.43
Shares vested	(63,516)	$83.92		(144,170)	$98.34
Forfeited	(3,702)	$136.16		(30,112)	$131.38

Outstanding at September 30, 2020	165,955	$137.56	1.39	342,616	$143.87	1.61

Schedule of Non-cash Stock Compensation Expense	Non-cash stock compensation expense for the three and nine months ended September 30, 2020 and September 30, 2019 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Direct costs	$2,284	$4,535	$6,472	$11,607
Selling, general and administrative	4,687	3,696	13,685	9,458

	$6,971	$8,231	$20,157	$21,065